Benefit Plans (Level 3 Roll Forward) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		$ 106	$ 112
Effect of foreign currency exchange rate changes		9	(8)
Fair value of plan assets, ending period		114	106
UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		1,218	1,249
Effect of foreign currency exchange rate changes		0	0
Fair value of plan assets, ending period		911	1,218
Mutual funds | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period	[1]	87
Fair value of plan assets, ending period	[1]	105	87
Mutual funds | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		833
Fair value of plan assets, ending period		704	833
Cash and Cash Equivalents [Member] | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		4
Fair value of plan assets, ending period		5	4
Private equity | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		1
Fair value of plan assets, ending period		1	1
Real estate | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		1
Fair value of plan assets, ending period		1	1
Other assets | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		2
Fair value of plan assets, ending period		4	2
Equity Funds [Member] | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		15
Fair value of plan assets, ending period		3	15
Equity Funds [Member] | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		381
Fair value of plan assets, ending period		202	381
Level 3 | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		3
Fair value of plan assets, ending period		3	3
Level 3 | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		0	0
Level 3 | Mutual funds | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		0	0
Level 3 | Mutual funds | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		0	0
Level 3 | Cash and Cash Equivalents [Member] | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		0	0
Level 3 | Private equity | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		1
Fair value of plan assets, ending period		1	1
Level 3 | Real estate | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		1
Fair value of plan assets, ending period		1	1
Level 3 | Other assets | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		1
Fair value of plan assets, ending period		1	1
Level 3 | Equity Funds [Member] | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		0	0
Level 3 | Equity Funds [Member] | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		0	0
Level 1 | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		34
Fair value of plan assets, ending period		36	34
Level 1 | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		4
Fair value of plan assets, ending period		5	4
Level 1 | Mutual funds | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		18
Fair value of plan assets, ending period		35	18
Level 1 | Mutual funds | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		0	0
Level 1 | Cash and Cash Equivalents [Member] | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		4
Fair value of plan assets, ending period		5	4
Level 1 | Private equity | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		0	0
Level 1 | Real estate | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		0	0
Level 1 | Other assets | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		1
Fair value of plan assets, ending period		1	1
Level 1 | Equity Funds [Member] | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		15
Fair value of plan assets, ending period		0	15
Level 1 | Equity Funds [Member] | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		0	0
Level 2 | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		69
Fair value of plan assets, ending period		75	69
Level 2 | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		1,214
Fair value of plan assets, ending period		906	1,214
Level 2 | Mutual funds | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		69
Fair value of plan assets, ending period		70	69
Level 2 | Mutual funds | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		833
Fair value of plan assets, ending period		704	833
Level 2 | Cash and Cash Equivalents [Member] | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		0	0
Level 2 | Private equity | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		0	0
Level 2 | Real estate | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		0	0
Level 2 | Other assets | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		2	0
Level 2 | Equity Funds [Member] | Foreign Plan [Member]
Change in plan assets:
Fair value of plan assets, beginning period		0
Fair value of plan assets, ending period		3	0
Level 2 | Equity Funds [Member] | UNITED STATES
Change in plan assets:
Fair value of plan assets, beginning period		381
Fair value of plan assets, ending period		$ 202	$ 381

[1]	Mutual funds categorized as debt securities consist of mutual funds for which debt securities are the primary underlying investment